Shareholder Fees	May 01, 2026 USD ($)
VanEck Agribusiness ETF | VanEck Agribusiness ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
VanEck Copper and Electrification Metals ETF | VanEck Copper and Electrification Metals ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Gold Miners ETF | VanEck Gold Miners ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Junior Gold Miners ETF | VanEck Junior Gold Miners ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Low Carbon Energy ETF | VanEck Low Carbon Energy ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Natural Resources ETF | VanEck Natural Resources ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Oil Refiners ETF | VanEck Oil Refiners ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Oil Services ETF | VanEck Oil Services ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Rare Earth and Strategic Metals ETF | VanEck Rare Earth and Strategic Metals ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Steel ETF | VanEck Steel ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck® Uranium and Nuclear ETF | VanEck® Uranium and Nuclear ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Africa Index ETF | VanEck Africa Index ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Brazil Small-Cap ETF | VanEck Brazil Small-Cap ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Digital India ETF | VanEck Digital India ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck India Growth Leaders ETF | VanEck India Growth Leaders ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Indonesia Index ETF | VanEck Indonesia Index ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Israel ETF | VanEck Israel ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Vietnam ETF | VanEck Vietnam ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck BDC Income ETF | VanEck BDC Income ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck International High Yield Bond ETF | VanEck International High Yield Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck J.P. Morgan EM Local Currency Bond ETF | VanEck J.P. Morgan EM Local Currency Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Mortgage REIT Income ETF | VanEck Mortgage REIT Income ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Office and Commercial REIT ETF | VanEck Office and Commercial REIT ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Preferred Securities ex Financials ETF | VanEck Preferred Securities ex Financials ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Russia ETF | VanEck Russia ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Russia Small-Cap ETF | VanEck Russia Small-Cap ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck AA-BB CLO ETF | VanEck AA-BB CLO ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck CLO ETF | VanEck CLO ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck China Bond ETF | VanEck China Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck ChiNext Innovators ETF | VanEck ChiNext Innovators ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck CMCI Commodity Strategy ETF | VanEck CMCI Commodity Strategy ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0